STOCK OPTION RESERVE DISCLOSURE: Schedule of fair value assumptions, options issued Dec 19, 2016 (Details) - 2013 Option Plan - Dec 19, 2016	12 Months Ended
Mar. 31, 2018 USD ($) $ / shares
Risk free interest rate	1.00%
Expected dividend | $	$ 0
Expected volatility	67.42%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1826 days
Price per share | $ / shares	$ 0.14